Debt - Additional Information (Details) - USD ($)		1 Months Ended								3 Months Ended		6 Months Ended		12 Months Ended
		Mar. 31, 2023	Dec. 31, 2022	Jan. 31, 2022	Aug. 31, 2021	Jul. 31, 2021	Aug. 31, 2020	May 31, 2020	May 31, 2017	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2019	Nov. 30, 2017
Debt Instrument [Line Items]
Debt balance		$ 2,816,000,000	$ 2,823,000,000							$ 2,816,000,000		$ 2,868,000,000		$ 2,823,000,000	$ 2,868,000,000
Maturity Date	[1],[2]													Aug. 31, 2028
Amortization of financing fees and benefits										(1,000,000)	$ (1,000,000)	(2,000,000)		$ (2,000,000)
Interest expense related to debt instruments										51,000,000	27,000,000	53,000,000		138,000,000
Increase in term loan															$ 60,000,000
Alight Holdings
Debt Instrument [Line Items]
Amortization of financing fees and benefits													$ 9,000,000			$ 20,000,000
Interest expense related to debt instruments													105,000,000			204,000,000
Interest Expense
Debt Instrument [Line Items]
Amortization of financing fees and benefits										$ 1,000,000	1,000,000	2,000,000		$ 3,000,000
Interest Expense | Alight Holdings
Debt Instrument [Line Items]
Amortization of financing fees and benefits													8,000,000			17,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Increase in revolving credit facility		300,000,000
Revolving Credit Facility | Alight Holdings
Debt Instrument [Line Items]
Debt term									5 years
Maturity Date									May 01, 2022
Line of credit, maximum borrowing capacity									$ 250,000,000
Amended Revolving Credit Facility
Debt Instrument [Line Items]
Maturity Date					Aug. 31, 2026					Aug. 31, 2026				Aug. 31, 2026
Line of credit, maximum borrowing capacity		300,000,000	294,000,000		$ 294,000,000					$ 300,000,000				$ 294,000,000
Unused letters of credit		$ 3,000,000	3,000,000							3,000,000				3,000,000
Proceeds from Lines of Credit										$ 0				$ 0
Amended Revolving Credit Facility | Alight Holdings
Debt Instrument [Line Items]
Maturity Date							Oct. 31, 2024	Oct. 31, 2024
Line of credit, maximum borrowing capacity							$ 226,000,000
Other
Debt Instrument [Line Items]
Maturity Date														Jun. 30, 2022
Principal payment														$ 110,000,000
Termination date														Jun. 29, 2022
Debt instrument, borrowings offset amount			$ 104,000,000											$ 104,000,000
Other | Alight Holdings
Debt Instrument [Line Items]
Revolving credit facility acquired																	$ 20,000,000
Term Loan
Debt Instrument [Line Items]
Maturity Date										May 01, 2024				May 01, 2024
Repayment of principal						$ 556,000,000
Term Loan | Alight Holdings
Debt Instrument [Line Items]
Debt term		7 years							7 years
Repayments of principal to refinance debt							$ 270,000,000
Term Loan | LIBOR | Minimum | Alight Holdings
Debt Instrument [Line Items]
Debt instrument, variable interest rate							275.00%
Term Loan | LIBOR | Maximum | Alight Holdings
Debt Instrument [Line Items]
Debt instrument, variable interest rate							300.00%
Term Loan, Amended
Debt Instrument [Line Items]
Maturity Date														Oct. 31, 2026
Debt instrument, variable interest rate basis														1-month
Payment terms										The Company is required to make principal payments at the end of each fiscal quarter based on defined terms in the agreement with the remaining principal balances due on the maturity dates.				The Company is required to make principal payments at the end of each fiscal quarter based on defined terms in the agreement with the remaining principal balances due on the maturity dates.
Principal payment										$ 6,000,000	$ 8,000,000	$ 571,000,000		$ 31,000,000
Swap agreement expiration period														2026-12
Term Loan, Amended | Alight Holdings
Debt Instrument [Line Items]
Debt balance							$ 1,986,000,000
Maturity Date							Oct. 31, 2026
Principal payment													$ 13,000,000			$ 298,000,000
Term Loan, Amended | Minimum | Alight Holdings
Debt Instrument [Line Items]
Debt instrument, variable interest rate							50.00%
Term Loan, Third Incremental
Debt Instrument [Line Items]
Debt balance					$ 525,000,000
Maturity Date			Aug. 31, 2028	Aug. 31, 2028	Aug. 31, 2028
Secured Senior Notes
Debt Instrument [Line Items]
Maturity Date										Jun. 01, 2025				Jun. 01, 2025
Payment terms										interest at a fixed rate of 5.75% per annum, payable semi-annually on June 1 and December 1 of each year				interest at a fixed rate of 5.75% per annum, payable semi-annually on June 1 and December 1 of each year
Secured Senior Notes | Alight Holdings
Debt Instrument [Line Items]
Maturity Date								Jun. 01, 2025
Face amount								$ 300,000,000
Interest rate								5.75%
Debt payment beginning date								Dec. 01, 2020
Term Loan, B-1 [Member]
Debt Instrument [Line Items]
Maturity Date	[3]									Aug. 31, 2028
Increase in term loan		$ 65,000,000
Term Loan, B-1 [Member] | SOFR | Alight Holdings
Debt Instrument [Line Items]
Debt instrument, variable interest rate							300.00%
Unsecured Senior Notes
Debt Instrument [Line Items]
Maturity Date									Jun. 01, 2025
Payment terms														interest at a fixed rate of 6.750% per annum, payable semi-annually on June 1 and December 1 of each year.
Face amount							$ 270,000,000		$ 500,000,000									$ 280,000,000	$ 180,000,000
Interest rate									6.75%

[1]	The net balance for the B-1 Term Loan at December 31, 2022 included unamortized debt issuance costs of $8 million.
[2]	The net balance for the Third Incremental Term Loan at December 31, 2021 includes unamortized debt issuance costs of $6 million.
[3]	The net balance for the B-1 Term Loan at March 31, 2023 includes unamortized debt issuance costs of $9 million. The net balance for the B-1 Term Loan at December 31, 2022 includes unamortized debt issuance costs of $8 million.